SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income/(loss)	$ (106,168)	¥ (692,748)	¥ 1,155,611	¥ 1,579,810	[1]
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(1,271)	(8,293)	1,626	7,737	[1]
Unrealized (losses)/gains on available-for-sale investments	543	3,546	3,839	(2,414)	[1]
Comprehensive income/(loss)	(106,896)	(697,495)	1,161,076	1,585,133	[1]
Other comprehensive (loss)/income, tax		0	0	0
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income/(loss)	(106,168)	(692,748)	1,155,611	1,579,810
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	(1,271)	(8,293)	1,626	7,737
Unrealized (losses)/gains on available-for-sale investments	543	3,546	3,839	(2,414)
Comprehensive income/(loss)	$ (106,896)	¥ (697,495)	¥ 1,161,076	¥ 1,585,133

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.